Lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financial liabilities		R$ 86,407,304	R$ 75,528,047
Credit card transactions ()	[1]	27,368,218	23,522,792
Foreign exchange transactions ()	[2]	36,784,241	26,365,058
Loan assignment obligations		5,199,819	6,098,991
Capitalization bonds		8,400,640	8,570,919
Securities trading		3,992,900	5,877,144
Lease liabilities (Note 37a)		4,661,486	5,093,143
Other liabilities		35,683,882	39,515,233
Third party funds in transit ()	[3]	7,831,919	7,873,642
Provision for payments		9,065,571	7,876,749
Sundry creditors		4,389,071	4,435,990
Social and statutory		504,418	3,747,682
Other taxes payable		2,535,903	2,257,376
Liabilities for acquisition of assets and rights		1,375,489	1,582,134
Other		9,981,511	11,741,660
Total		122,091,186	115,043,280
Opening balance		5,093,143	5,724,960
Remeasurement and new contracts		776,400	622,085
Payments		(1,685,513)	(1,797,408)
Appropriation of financial charges		462,399	476,215
Exchange variation		15,057	67,291
[custom:LeaseLiabilities1-0]			5,093,143,000
Lease liabilities		R$ 4,661,486,000	R$ 5,093,143

[1]	It refers to amounts payable to merchants;
[2]	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and
[3]	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.